Related Party Transactions (Additional Information) (Detail) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2014	Jan. 31, 2014	Nov. 19, 2013
Related Party Transaction [Line Items]
Gains (Losses) on Extinguishment of Debt, Total	$ (527,000)	$ (2,142,000)
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.01
Sale of Stock, Price Per Share		$ 0.69
Other Liabilities, Current	0	242,000
Common Stock Closing Price		1.75
Conversion of Stock, Amount Converted	401,000
Convertible Preferred Stock, Shares Issued upon Conversion	50		7,318,187
Convertible Preferred Stock Conversion Price	$ 0.65		0.13664587
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Converted			30,769
Conversion of Stock, Amount Converted	0
Jfc [Member]
Related Party Transaction [Line Items]
Long-term Line of Credit			5,000,000
Gains (Losses) on Extinguishment of Debt, Total		2,100,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right						73,009
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.01
Stock Issued During Period, Shares, New Issues			350,000
Class Of Warrant Or Right, Outstanding					350,000
Unsecured Debt			2,100,000
Seller Of Csp [Member]
Related Party Transaction [Line Items]
Monthly Lease Payments Due To Related Parties	30,000
Amended JFC Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			12.00%
Gains (Losses) on Extinguishment of Debt, Total	500,000
Debt Instrument, Convertible, Conversion Price			32.50
Convertible Debt			1,000,000
Amended JFC Note [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted			1,000,000
Selway [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues				242,308
Due To Related Party For Services	$ 11,000			$ 157,000